Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	December 31, 2021 $	December 31, 2020 $

Cash	137,714	148,070

Short-term bank deposits	372,893	-

	510,607	148,070
As at December 31, 2021, $4,393 of cash and short-term deposits were held in Canadian dollars (December 31, 2020 – $3,165), and $506,214 of cash and short-term deposits were held in US dollars (December 31, 2020 – $144,905). Cash and short-term deposits earn interest between
0.2%-0.3%.